Share Capital (Schedule Of Issued And Fully Paid Share Capital) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Share Capital [Abstract]
Ordinary Shares, shares issued	589,346,275	585,201,576
Executive Shares, shares issued	1,000	1,000
"B" Executive Shares, shares issued	21,375	21,375
Ordinary Shares, value	$ 36,158	$ 35,850
Executive Shares, Value	2	2
"B" Executive Shares, Value	$ 2	$ 2